Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Impact of Change in Accounting Policy	Common Shares	Additional Paid-In Capital	Additional Paid-In Capital Impact of Change in Accounting Policy	Retained Earnings	Retained Earnings Impact of Change in Accounting Policy	Accumulated Other Comprehensive Income (Loss)	Treasury Shares
Balance (in shares) at Dec. 31, 2018			230,829,000						5,320,000
Balance at Dec. 31, 2018	$ 2,634,970	$ (316)	$ 2,702	$ 1,742,191		$ 1,379,624	$ (316)	$ (310,644)	$ (178,903)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(41,455)					(41,455)
Conversion of warrants (in shares)									2,056,000
Conversion of warrants	(4)			(31,067)		(37,698)			$ 68,761
Total other comprehensive income	1,025							1,025
Purchase of treasury shares (in shares)									(1,987,000)
Purchase of treasury shares	(74,450)								$ (74,450)
Issuance of common shares in connection with stock plan (in shares)									3,622,000
Issuance of common shares in connection with stock plan	2,075					(121,698)			$ 123,773
Tax withholding related to vesting of stock awards (in shares)									(1,448,000)
Tax withholding related to vesting of stock awards	(51,147)								$ (51,147)
Share-based compensation	65,893			65,893
Balance (in shares) at Dec. 31, 2019			230,829,000						3,077,000
Balance at Dec. 31, 2019	$ 2,536,591	(15,074)	$ 2,702	1,777,017		1,178,457	(15,074)	(309,619)	$ (111,966)
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13 [Member]
Net income (loss)	$ 359,188					359,188
Conversion of warrants (in shares)									807,000
Conversion of warrants	0			(7,547)		(22,725)			$ 30,272
Termination of warrants	(174,626)			(30,289)		(144,337)
Equity component of convertible debt, net	54,052			54,052
Total other comprehensive income	65,797							65,797
Purchase of treasury shares (in shares)									(1,346,000)
Purchase of treasury shares	(63,995)								$ (63,995)
Issuance of common shares in connection with stock plan (in shares)									1,085,000
Issuance of common shares in connection with stock plan	7,661					(32,418)			$ 40,079
Tax withholding related to vesting of stock awards (in shares)									(313,000)
Tax withholding related to vesting of stock awards	(12,691)								$ (12,691)
Share-based compensation	$ 40,936			40,936
Balance (in shares) at Dec. 31, 2020	230,829,000		230,829,000						2,844,000
Balance at Dec. 31, 2020	$ 2,797,839	$ (53,789)	$ 2,702	1,834,169	$ (54,052)	1,323,091	$ 263	(243,822)	$ (118,301)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	512,599					512,599
Total other comprehensive income	(82,848)							(82,848)
Purchase of treasury shares (in shares)									(1,891,000)
Purchase of treasury shares	(99,987)								$ (99,987)
Issuance of common shares in connection with stock plan (in shares)									1,441,000
Issuance of common shares in connection with stock plan	7,919					(44,213)			$ 52,132
Tax withholding related to vesting of stock awards (in shares)									(461,000)
Tax withholding related to vesting of stock awards	(23,574)								$ (23,574)
Share-based compensation	$ 38,391			38,391
Balance (in shares) at Dec. 31, 2021	230,829,000		230,829,000						3,755,000
Balance at Dec. 31, 2021	$ 3,096,550		$ 2,702	$ 1,818,508		$ 1,791,740		$ (326,670)	$ (189,730)